Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 28, 2016
C000170903
Account Value [Line Items]
Line Graph and Table Measure Name	Fund
State Street Institutional Investment Trust Index: MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Account Value	$ 16,572	$ 16,900	$ 17,055	$ 17,935	$ 17,464	$ 16,981	$ 16,597	$ 16,612	$ 16,144	$ 16,439	$ 15,941	$ 15,547	$ 15,703	$ 14,952	$ 13,717	$ 14,307	$ 14,774	$ 15,473	$ 14,868	$ 14,230	$ 14,767	$ 14,515	$ 14,168	$ 14,684	$ 13,582	$ 13,684	$ 12,240	$ 11,884	$ 13,204	$ 13,643	$ 13,191	$ 14,433	$ 14,330	$ 15,290	$ 15,266	$ 15,574	$ 16,170	$ 15,528	$ 16,261	$ 15,881	$ 16,407	$ 16,101	$ 16,371	$ 16,477	$ 15,978	$ 15,521	$ 15,327	$ 15,029	$ 14,997	$ 14,228	$ 12,541	$ 12,816	$ 13,139	$ 12,600	$ 12,062	$ 11,541	$ 11,175	$ 10,388	$ 12,146	$ 13,189	$ 13,553	$ 12,990	$ 12,877	$ 12,443	$ 12,131	$ 12,517	$ 12,671	$ 11,951	$ 12,629	$ 12,304	$ 12,231	$ 11,996	$ 11,154	$ 11,683	$ 11,573	$ 12,598	$ 12,541	$ 12,809	$ 12,509	$ 12,749	$ 13,050	$ 12,845	$ 13,076	$ 13,723	$ 12,999	$ 12,715	$ 12,612	$ 12,379	$ 12,154	$ 12,091	$ 11,661	$ 11,625	$ 11,259	$ 11,023	$ 10,751	$ 10,582	$ 10,220	$ 9,965	$ 10,201	$ 10,350	$ 10,224	$ 10,160	$ 9,681	$ 9,831	$ 10,000
State Street Institutional Investment Trust Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,768	$ 17,158	$ 17,256	$ 18,248	$ 18,081	$ 17,512	$ 17,013	$ 17,292	$ 16,647	$ 17,085	$ 16,541	$ 16,243	$ 16,150	$ 15,336	$ 14,033	$ 14,626	$ 15,143	$ 15,746	$ 15,253	$ 14,589	$ 15,234	$ 14,815	$ 14,457	$ 14,765	$ 13,659	$ 13,648	$ 12,267	$ 11,641	$ 12,842	$ 13,482	$ 12,842	$ 14,156	$ 14,050	$ 15,022	$ 14,926	$ 15,195	$ 15,967	$ 15,189	$ 15,930	$ 15,548	$ 16,013	$ 15,735	$ 15,617	$ 15,795	$ 15,296	$ 14,850	$ 14,516	$ 14,197	$ 14,350	$ 13,713	$ 11,872	$ 12,366	$ 12,696	$ 12,075	$ 11,800	$ 11,412	$ 10,935	$ 10,272	$ 11,854	$ 13,032	$ 13,310	$ 12,891	$ 12,747	$ 12,305	$ 11,962	$ 12,281	$ 12,438	$ 11,742	$ 12,334	$ 11,997	$ 11,922	$ 11,625	$ 10,909	$ 11,465	$ 11,480	$ 12,472	$ 12,365	$ 12,608	$ 12,306	$ 12,458	$ 12,744	$ 12,460	$ 12,688	$ 13,288	$ 12,653	$ 12,454	$ 12,324	$ 12,140	$ 11,845	$ 11,850	$ 11,517	$ 11,538	$ 11,129	$ 10,853	$ 10,562	$ 10,414	$ 10,120	$ 9,785	$ 9,984	$ 10,193	$ 10,069	$ 10,062	$ 9,577	$ 9,909	$ 10,000